Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2023 and December 31, 2022:

	June 30, 2023						December 31, 2022
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$32,100,000	$—	$32,100,000	3.06%	2041	$32,700,000
Revolving credit facilities (d)		9,300,000	9,300,000	—	—	2027	—
Other unsecured debt		2,124,500	—	2,124,500	6.58%	2026	2,010,500
TOTAL UNSECURED		$43,524,500	$9,300,000	$34,224,500			$34,710,500
Secured
Export credit facilities (e)	36	953,844	—	953,844	2.12%	2033	1,058,269
Institutional secured term loans & secured portfolio loans	270	8,277,116	710,500	7,566,616	6.07%	2032	7,499,339
AerFunding Revolving Credit Facility	39	2,075,000	991,231	1,083,769	7.20%	2027	717,558
Other secured debt (f)	14	727,467	295,569	431,898	5.58%	2039	537,232
Fair value adjustment		—	—	1,459			1,778
TOTAL SECURED		$12,033,427	$1,997,300	$10,037,586			$9,814,176
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.59%	2079	2,250,000
Subordinated debt issued by VIEs		—	—	—	—	—	27,219
Fair value adjustment		—	—	—			(212)
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,277,007
Debt issuance costs, debt discounts and debt premium				(256,243)			(268,723)
	359	$57,807,927	$11,297,300	$46,255,843			$46,532,960

(a)The weighted average interest rate for our floating rate debt of $9.8 billion is calculated based on the applicable U.S. dollar LIBOR or SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 14 aircraft, 68 engines are pledged as collateral.